Investment Strategy - Macquarie Ultrashort Fund	Mar. 31, 2025
Strategy	What are the Fund’s principal investment strategies?
Strategy Narrative

Under normal circumstances, the Fund will invest all of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities at the time of purchase, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US and non-US corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s Financial Services LLC (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Fund will maintain an average effective duration of less than 18 months. Duration measures a bond’s sensitivity to interest rates by indicating the approximate change in a bond or bond fund’s price given a 1% change in interest rates.

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Fund summary

The Manager will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Manager's evaluation of economic and market conditions and the Manager's assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), and Macquarie Investment Management Global Limited (MIMGL) (together, the Affiliated Sub-Advisors). The Manager may also permit the Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where the Manager believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of US companies and non-US companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the US government, and by various agencies or instrumentalities, which have been established or are sponsored by the US government, and securities issued by foreign governments.

Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the US government, its agencies or instrumentalities, or government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Fund may invest up to 30% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets.

The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, credit default swaps, interest rate swaps, and index swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 10% of its net assets.

Strategy Portfolio Concentration	Under normal circumstances, the Fund will invest all of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities at the time of purchase, including, but not limited to, fixed income securities issued or guaranteed by the US government, its agencies or instrumentalities, and by US and non-US corporations.